Other Receivable	6 Months Ended
Mar. 31, 2026
Other Receivable [Abstract]
OTHER RECEIVABLE

NOTE 6 — OTHER RECEIVABLE

Other receivable consists of the following:

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Deposit for acquisition company (1)	$5,223,594	$-
Prepaid value added tax	839,551	1,023,084
Prepayment for advertising	547,533	843,777
Prepayment for property, plant and equipment	259,698	136,185
Prepayment for research and development	28,994	99,733
Others	281,361	177,901
Total other receivable	$7,180,731	$2,280,680

(1)	On June 17, 2026, the Company entered into a Share Purchase Agreement (the “SPA”) with Ms. Lu Shanshan (“Ms. Lu”), pursuant to which the Company agreed to acquire 100% of the issued shares (the “Target Shares”) of Best Praise International Limited (the “Target”) for a consideration of US$10,751,000, payable entirely through the issuance of 4,376,552 of the Company’s Class A ordinary shares (the “Consideration Shares”) to Ms. Lu or her designated recipients, subject to the terms and conditions set forth in the SPA. The Company prepaid $5,223,594 as a security deposit for the SPA as of March 31, 2026. As of the date of this report, 70% of the deposit, or $1,043,142, has been subsequently collected. The remaining 30% of the deposit, or $447,061, will be repaid within five business days after the Company completes the registration, transfer, and settlement of the Consideration Shares and Ms. Lu obtains ownership of the Consideration Shares.